Document And Entity Information	Nov. 04, 2020
Cover [Abstract]
Title of 12(b) Security	Common Stock - par value per share $0.4867
Document Type	8-K
Document Period End Date	Nov. 04, 2020
Entity Registrant Name	CHESAPEAKE UTILITIES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11590
Entity Tax Identification Number	51-0064146
Entity Address, Address Line One	909 Silver Lake Boulevard
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19904
City Area Code	302
Local Phone Number	734-6799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000019745
Amendment Flag	false
Entity Emerging Growth Company	false
Trading Symbol	CPK
Security Exchange Name	NYSE